INCOME TAXES (Components of Deferred Taxes) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Deferred tax assets, current portion
Accrued payroll and welfare payable	$ 585	3,631	1,630
Advertising expenditure deductible in future years	5,393	33,466	11,675
Deferred government grants	419	2,597	2,813
Changes in fair value of the Structured deposit	27	169
Less: valuation allowance	(16)	(102)	(102)
Total deferred tax assets, current portion	6,408	39,761	16,016
Deferred tax assets, non-current portion
Net operating losses ("NOLs")	231	1,438	1,234
Less: valuation allowance	(176)	(1,095)	(1,077)
Total deferred tax assets, non-current portion	$ 55	343	157